Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Millions	Taxes	Royalties	Fees	Bonuses	Total Payments
Total	$ 150	$ 874	$ 12	$ 17	$ 1,053
United States (U.S.)
Total	150	858	7	17	1,032
United States (U.S.) | New Mexico
Total		613	4	$ 17	634
United States (U.S.) | North Dakota
Total		182	2		184
United States (U.S.) | Oklahoma
Total		13			13
United States (U.S.) | Texas
Total		2			2
United States (U.S.) | Wyoming
Total		48	1		49
United States (U.S.) | Corporate entity-level
Total	$ 150				150
Canada
Total		16	5		21
Canada | Alberta
Total		$ 16	$ 5		$ 21